Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
As of December 31, 2024 and 2023, cash and cash equivalents were as follows:

	2024		2023
Cash on hand and in banks (1)	Ps.	52,284,721	Ps.	45,728,321
Highly liquid investments (2)	36,557,105		23,019,055
Total of cash and cash equivalents	Ps.	88,841,826	Ps.	68,747,376
(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term Mexican Government investments.